Stock-based compensation - Additional Information (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Stock-based compensation expense related to stock options	¥ 0	¥ 0	¥ 0
Total intrinsic value of stock options exercised	1,881,000,000	1,632,000,000	2,236,000,000
Cash received from options exercised	¥ 2,399,000,000	¥ 3,147,000,000	¥ 4,728,000,000
Stock options granted in and after August 2006
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Term of options (in years)	8 years
Exercise price ratio	1.025%
Vesting period	2 years